REVENUE FROM CONTRACTS WITH CUSTOMERS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OLD PlayStudios, Inc.
REVENUE FROM CONTRACTS WITH CUSTOMERS

NOTE 11—REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregation of Revenue

The following table summarizes the Company’s revenue disaggregated by type:

	Three Months Ended March 31,
	2021	2020
Virtual currency (over time)(1)	$73,226	$58,168
Advertising (point in time)	871	134
Total net revenue	$74,097	$58,302
(1)	Virtual currency revenue is recognized over the estimated consumption period.

The following table summarizes the Company’s revenue disaggregated by geography:

	Three Months Ended March 31,
	2021	2020
United States	$64,074	$49,152
All other countries	10,023	9,150
Total net revenue	$74,097	$58,302

Contract Balances

Contract assets represent the Company’s ability to bill customers for performance obligations completed under a contract. As of March 31, 2021 and December 31, 2020, there were no contract assets recorded in the Company’s Consolidated Balance Sheets. The deferred revenue balances related to the purchase of virtual currency was $0 as of March 31, 2021 and December 31, 2020. The opening and closing balance of trade receivables is further described in Note 5.

NOTE 9—REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregation of Revenue

The following table summarizes the Company’s revenue disaggregated by type:

	Year Ended December 31,
	2020	2019	2018
Virtual currency (over time)(1)	$268,137	$231,726	$193,849
Advertising (point in time)	1,745	383	356
Other (over time)(2)	—	7,312	1,294
Total net revenue	$269,882	$239,421	$195,499
(1)	Virtual currency revenue is recognized over the estimated consumption period.
(2)	Amounts classified as Other primarily represent the release of deferred revenue under the King Agreement.

The following table summarizes the Company’s revenue disaggregated by geography:

	Year Ended December 31,
	2020	2019	2018
United States	$228,568	$200,418	$162,135
All other countries	41,314	39,003	33,364
Total net revenue	$269,882	$239,421	$195,499

Contract Balances

The following table provides information about receivables and contract liabilities from contracts with customers (in thousands):

	December 31,
	2020	2019
Contract receivables, included in Receivables	$16,616	$14,249

Receivables represent amounts due to the Company from social and mobile platform operators, including Apple, Google, Amazon and Facebook. Receivables are recorded when the right to consideration becomes unconditional. No allowance for doubtful accounts was considered necessary as of December 31, 2020 and 2019. Contract assets represent the Company’s ability to bill customers for performance obligations completed under a contract. As of December 31, 2020 and 2019, there were no contract assets recorded in the Company’s consolidated balance sheet. The deferred revenue balances related to the purchase of virtual currency was $0 as of December 31, 2020 and 2019.

Deferred Revenue

As part of the King Agreement referenced in Note 4 to consolidated financial statements, the Company received quarterly cash advances for development costs during 2017 and 2018 according to the initial development budget and subsequent updates to the budget as defined in the King Agreement. According to this agreement, once the game was published and operational, the Company would be reimbursed for its operating expenses and would earn a portion of the game’s operating profit. Therefore, the Company deferred all advances received until revenue was recognizable after the game launches. In June 2019, the Company executed a wind down agreement with King to remove the Royal Charm Slots branded game from all platforms in July 2019 which also terminated the original King Agreement. In July 2019, the Company remitted $67 thousand to King for the liquidation value of hardware previously acquired during development. Since the game launched in June 2018, the Company recognized $7.3 million and $1.3 million in revenue for the years ended December 31, 2019 and 2018, respectively.

Concentration of Credit Risk

As of December 31, 2020, Apple, Inc. and Google, Inc. accounted for 48.9% and 42.7% of the Company’s total receivables, respectively, while as of December 31, 2019, Apple, Inc. and Google, Inc. accounted for 46% and 43% of the Company’s total receivables, respectively. As of December 31, 2020 and 2019, the Company did not have any additional counterparties that exceeded 10% of the Company’s net accounts receivable.